CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY	Common Stock USD ($) shares	Preferred Stock Preferred Stock Class A USD ($) shares	Preferred Stock Preferred Stock Class B USD ($) shares	Common stock subscriptions USD ($)	Stock Payable - Class A [Member] USD ($)	Additional Paid in Capital. USD ($)	Accumulated Deficit USD ($)	Preferred Stock Class A shares	USD ($) shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' Equity Note, Stock Split, Conversion Ratio									0.3333
Shares issued for cash						$ 3,516,351			$ 3,516,497
Shares issued for cash (in shares) | shares									1,464,444
Issuance of common stock subscribed					$ (35,000)	34,997
Shares issued in connection with reverse merger		$ 3				(264,151)			$ (263,976)
Shares issued in connection with reverse merger (in shares) | shares		30,667
Shares issued for asset purchases						6,349,436			6,350,000
Stock-based compensation						316,034			316,034
Shares issued for cash			$ 10			4,799,990			4,800,000
Shares issued for cash (in shares) | shares			100,000
Warrants excercised						26,432			27,033
Shares issued in conjunction with debt settlement			$ 10			4,799,990			4,800,000
Shares issued in conjunction with debt settlement (in shares) | shares			100,000
Warrants issued for settlement of debt to related party						(185,563)			(185,563)
Beneficial conversion feature of convertible debenture						(36,397)			(36,397)
Net loss							$ (17,105,294)		(17,105,294)
Balance at beginning at Sep. 30, 2019					122,976	18,765,442	(18,762,626)		127,982
Balance at ending at Sep. 30, 2020	$ 3,811	$ 3	$ 20	$ 135,144	135,144	36,677,520	(35,867,920)		$ 948,578
Balance at ending (in shares) at Sep. 30, 2020 | shares	38,106,970	30,667	200,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued for cash (in shares) | shares									1,076,000
Cash received for common stock subscribed				330,000					$ 330,000
Shares issued for debt settlement	$ 3					194,800			$ 194,803
Shares issued for debt settlement (in shares) | shares	32,630								32,630
Shares issued for license content asset	$ 39					2,065,957			$ 2,065,996
Shares issued for license content asset (in shares) | shares	393,626
Shares issued for consulting fees	$ 3					199,997			200,000
Shares issued for consulting fees (in shares) | shares	26,350
Issuance of common stock subscribed	$ 15			(465,144)		465,129
Issuance of common stock subscribed (in shares) | shares	148,032
Shares issued in connection with reverse merger						(1)			(1)
Shares issued for asset purchases	$ 46					2,671,187			2,671,233
Shares issued for asset purchases (in shares) | shares	456,621
Stock-based compensation						7,036,799			7,036,799
Warrants issued in conjunction with debenture						187,945			187,945
Warrants issued to consultants						492,000			492,000
Shares issued for acquisition	$ 67					5,689,688			5,689,755
Shares issued for acquisition (in shares) | shares	667,811
Warrants issued for severance						82,000			82,000
Shares issued for cash	$ 109					4,054,891			4,055,000
Shares issued for cash (in shares) | shares	1,093,777
Payment in kind for interest stock issuance	$ 0					(41,979)			(41,979)
Payment in kind interest stock issuance (in shares) | shares	4,825
Shares issued for equity investment in unconsolidated entity	$ 15					863,465			863,480
Shares issued for equity investment in unconsolidated entity (in shares) | shares	151,487
Conversion of Series A convertible preferred to common stock	$ 102	$ (3)				(99)
Conversion of Series A convertible preferred to common stock (in shares) | shares	1,022,233	(30,667)
Beneficial conversion feature of convertible debenture						2,762,055			2,762,055
Net loss							(17,847,682)		(17,847,682)
Balance at ending at Jun. 30, 2021	$ 4,244		$ 20			63,861,634	(53,715,602)		$ 10,150,296
Balance at ending (in shares) at Jun. 30, 2021 | shares	42,438,901		200,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' Equity Note, Stock Split, Conversion Ratio									0.3333
Shares issued for cash	$ 300					11,251,530			$ 11,251,830
Shares issued for cash (in shares) | shares	3,000,486								3,000,486
Cash received for common stock subscribed					350,000				$ 350,000
Shares issued for debt settlement	$ 3					194,800			194,803
Shares issued for debt settlement (in shares) | shares	32,630
Issuance of common stock subscribed	$ 17				(485,144)	485,127
Issuance of common stock subscribed (in shares) | shares	165,809
Shares issued for asset purchases	$ 46					2,671,184			2,671,230
Shares issued for asset purchases (in shares) | shares	456,621
Stock-based compensation						8,292,265			8,292,265
Warrants issued in conjunction with debenture						195,189			195,189
Shares issued for acquisition	$ 82					6,553,153			6,553,235
Shares issued for acquisition (in shares) | shares	819,299
Warrants issued for severance						82,000			82,000
Payment in kind for interest stock issuance	$ 0					(41,977)			$ (41,977)
Payment in kind interest stock issuance (in shares) | shares	4,825								4,825
Conversion of Series A convertible preferred to common stock	$ 102	$ (3)				(99)			$ 0
Conversion of Series A convertible preferred to common stock (in shares) | shares	1,022,233	(30,667)						1,022,233
Net loss							(30,974,496)		(30,974,496)
Balance at beginning at Sep. 30, 2020	$ 3,811	$ 3	$ 20	$ 135,144	$ 135,144	36,677,520	(35,867,920)		948,578
Balance at ending at Sep. 30, 2021	$ 4,449	$ 0	$ 20			69,833,650	(66,842,416)		2,995,703
Balance at beginning (in shares) at Sep. 30, 2020 | shares	38,106,970	30,667	200,000
Balance at ending (in shares) at Sep. 30, 2021 | shares	44,490,003		200,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation						3,948,272			3,948,272
Warrants issued in conjunction with debenture						3,036,970			3,036,970
Warrants issued to consultants						254,014			254,014
Payment in kind for interest stock issuance	$ 2					176,998			177,000
Payment in kind interest stock issuance (in shares) | shares	23,152
Conversion of Series A convertible preferred to common stock	$ 667		$ (20)			(647)
Conversion of Series A convertible preferred to common stock (in shares) | shares	6,666,667		(200,000)
Beneficial conversion feature of convertible debenture						2,079,993			2,079,993
Net loss							(14,921,110)		(14,921,110)
Balance at ending at Jun. 30, 2022	$ 5,118					$ 79,329,250	$ (81,763,526)		$ (2,429,158)
Balance at ending (in shares) at Jun. 30, 2022 | shares	51,179,825